UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9603

AMERICAN BEACON SELECT FUND

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices)-(Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 967-3509

Date of fiscal year end: December 31, 2011

Date of reporting period: December 31, 2011

ITEM 1. REPORT TO STOCKHOLDERS.

GUIDANCE | VISION | EXPERIENCE

American Beacon
SELECT FUNDS℠

Annual Report

December 31, 2011

MONEY MARKET SELECT FUND
U.S. GOVERNMENT MONEY MARKET SELECT FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2011

Dear Shareholders,

From around the globe to within U.S. borders, many events caused emotions to run high in 2011. We saw challenges that not only affected equity and credit markets — as well as our investments in them — but also changed many people’s lives in profound ways.

Among the headlines that had significant effects on investors were the political upheaval in the Middle East and North Africa, Japan’s earthquake and related nuclear disaster, controversy over U.S. troop withdrawal from Iraq, deterioration of the European economy, U.S. Congressional gridlocks over everything from the debt ceiling to tax breaks, the Occupy Wall Street movement and less-than-inspiring economic and jobs growth numbers domestically.

It’s easy to see how uncertainty in the markets — fueled by these events — could create an emotional response among investors. However, 2011 also reminded investors that maintaining a consistent, well-balanced investment strategy can protect against short-sighted actions — fueled by emotions — that can jeopardize long-term goals.

Interest rates remained low, making for a challenging environment for money market funds in general. However, over the 12-month period ended December 31, 2011, the American Beacon Money Market Select Fund returned a relatively healthy 0.14% — outpacing its benchmark, the Lipper Institutional Money Market Average, which returned 0.05%. The American Beacon U.S. Government Money Market Select Fund returned 0.04% over the same period, outperforming the Lipper Institutional U.S. Government Money Market Average return of 0.01%.

The year to come will surely provide its own list of unexpected national and world events. American Beacon remains focused on seeking opportunities and meeting market challenges to deliver the type of consistency in performance and service our shareholders value. Thank you for your continued investment in the American Beacon Select Funds.

To obtain further details about the growing number of investment opportunities now available within the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Select Funds

Market Overview

December 31, 2011 (Unaudited)

As a whole, 2011 proved to be a challenging year both in the U.S. and abroad. In the first half of the year, concerns over the European banking crisis were frequently in the headlines, while economic data showed that the U.S. recovery was once again hitting a soft patch. Uncertainty over the European fiscal situation resulted in increased market volatility as investors sought to decrease risk and flee to the relative safety and soundness of U.S. Treasuries.

At the June Federal Open Market Committee (FOMC) meeting, the Federal Reserve (“Fed”) stated that temporary factors were partly responsible for the slowdown in growth. Supply disruptions from the earthquake in Japan hurt manufacturing, and consumer spending was constrained by higher gas prices. While Fed members expected growth to pick up in the second half of the year, they reduced their outlook for economic growth over the medium term.

Uncertainty continued and risk aversion dominated the third quarter as Europe’s sovereign debt crisis rocked financial markets and threatened a global recession. Concerns over a Greek default and the threat of the contagion spreading to other eurozone countries intensified. As a result, European banks faced limited access to short-term funding as money market funds shed exposures and funding in the interbank lending market tightened. Enhancements to the European Financial Stability Facility (EFSF) were adopted in October, but markets continued to look for a more conclusive resolution to the crisis. Equities sold off, credit spreads widened and Treasury yields hit record lows as investors hunkered down to see how the European credit crisis would play out.

Europe, however, did not have the market cornered on sovereign debt uncertainty as S&P downgraded the U.S. government’s debt ratings from AAA to AA+ in the third quarter. Although bond market reaction to the downgrade was muted, it came at a time when the U.S. economic recovery was taking a turn for the worse with persistently high unemployment and a depressed housing market. Despite the headlines, investors took comfort in owning U.S. obligations as they were considered the least risky of available alternatives, and the flight to quality drove Treasury yields to new record lows.

Concerns about the U.S. falling back into recession prompted calls for additional fiscal and monetary stimulus. While proposed fiscal policy-driven solutions were met with intense political debate, the Fed eased monetary policy with the announcement of Operation Twist at the September FOMC meeting. Under Operation Twist the Fed will simultaneously sell short-duration Treasury securities from its portfolio and use the proceeds to purchase longer-dated Treasuries through June 2012. According to the Fed, the goal of Operation Twist is to “put downward pressure on longer-term interest rates, making broader financial conditions more accommodative.” The Fed also announced that it would reinvest principal payments from its agency holdings back into agency mortgage-backed securities in an effort to support the struggling mortgage market.

During the fourth quarter of 2011, the European sovereign debt crisis continued to dominate headlines and drive market sentiment. S&P determined that EU-led policy initiatives were insufficient to fully address systemic stresses and downgraded nine eurozone sovereigns as well as the EFSF. Despite the downgrade, some progress was made on easing European banks’ funding problems. At the beginning of December, the Fed — in coordination with the European Central Bank (ECB) and four other central banks — lowered the cost of emergency dollar funding for foreign banks. The ECB also moved to support the European banking system by cutting interest rates and unveiling a new Long Term Refinancing Operation (LTRO). These moves helped ease liquidity concerns for European banks but did little to alleviate sovereign funding issues.

U.S. labor market conditions improved in the fourth quarter as positive job creation led to a decline in the unemployment rate. In turn, consumers became more optimistic and spending picked up. Even the housing market showed signs of stabilization. Despite these improvements, broad economic growth remained relatively modest, unemployment remained high and housing inventories remained elevated.

Market Overview

December 31, 2011 (Unaudited)

Modest improvement in U.S. economic conditions combined with continued uncertainty surrounding the European situation once again drove investors to the safety and soundness of U.S. Treasuries. Even the failure of the Super Committee to reach agreement on $1.2 trillion in spending cuts and/or revenue increases to the Federal budget had little impact on Treasury yields. While the U.S. may have had its own fiscal problems, its securities were still considered the investment of choice for risk-averse investors.

Fed officials remained wary that the unresolved fiscal crisis in Europe presents an ongoing threat to financial stability and overall growth. As a result, economic conditions were expected to continue “to warrant exceptionally low levels for the federal funds rate.” Although its policy stance remained unchanged at the December FOMC meeting, the Fed did announce changes to its communication policy to improve transparency and better align market expectations on rates with those of the Fed.

So, while an accommodative Fed will help support the ongoing U.S. recovery, much depends on the outcome of the European sovereign debt crisis. And much remains to be seen in 2012.

American Beacon Money Market Select FundSM

Performance Overview

December 31, 2011 (Unaudited)

While the world focus remained on the European sovereign debt crisis through much of 2011, the U.S. had its fair share of headlines with the deficit and debt ceiling debates and the downgrade of U.S. Government debt ratings from AAA to AA+ by S&P.

As we approached the end of the year, U.S. labor market conditions appeared to be improving, and the housing market showed signs of stabilizing. As a result, consumers became more optimistic and spending picked up. The Fed maintained its 0% to 0.25% fed funds target throughout 2011 and pledged to keep the federal funds rate exceptionally low at least through mid-2013. In addition, the Fed announced a change to its communication policy. Beginning at the January 2012 Federal Open Market Committee meeting, Fed officials will add a year-end projection for the fed funds target rate to their forecast table.

With credit quality and liquidity continuing to be a priority, the American Beacon Money Market Select Fund’s primary strategy for the year was to buy high quality, short-term money market instruments, and overnight investments. The strategies implemented during the year enabled the Fund to outperform its Lipper peer group.

For the twelve months ended December 31, 2011, the total return of the American Beacon Money Market Select Fund was 0.14%. The Fund outperformed the Lipper Institutional Money Market Average return of 0.05% by 9 basis points (0.09%). Based on annualized total returns, Lipper Analytical Services ranked the Fund 20th among 316, 45th among 272 and 14th among 166 Institutional Money Market Funds for the one-year, five-year, and ten-year periods ended December 31, 2011, respectively.

	Annualized Total Returns
	As of 12/31/2011
	1 Year	5 Years	10 Years
Money Market Select Fund (1,3)	0.14%	1.74%	2.12%
Lipper Institutional Money Market Average (2)	0.05%	1.66%	1.90%

1.	Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in these Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Funds. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	The Lipper Institutional Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional Money Market Funds category. Lipper is an independent mutual fund research and ranking service.
3.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus was 0.16%. The expense ratio above may vary from the expense ratio presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon Money Market Select FundSM

Performance Overview

December 31, 2011 (Unaudited)

Statistics as of December 31, 2011

7-day Current Yield*	0.14%
7-day Effective Yield*	0.14%
30-day Yield*	0.14%
Weighted Avg. Maturity	30 Days
Standard & Poor’s Rating	AAAm

*	Annualized. You may call 1-800-231-4252 to obtain the Fund’s current seven-day yields. Yield is a more accurate reflection of the Fund’s current earnings than total returns.

Top Ten Issuers as of December 31, 2011

% of
Net Assets
Barclays Capital, Inc. Tri Party Repo	5.0%
BNP Paribas Securities Corp. Tri Party Repo	5.0%
JPMorgan Securities, LLC Tri Party Repo	5.0%
Deutsche Bank Securities, Inc. Tri Party Repo	5.0%
Credit Suisse Securities (USA), LLC Tri Party Repo	4.8%
Commonwealth Bank of Australia	4.8%
RBC Capital Markets Corp. Tri Party Repo	4.7%
Wells Fargo Securities LLC Tri Party Repo	4.5%
Bank of Nova Scotia	4.5%
Merrill Lynch, PFS Tri Party Repo	4.5%

Asset Allocation as of December 31, 2011

% of
Net Assets
Financial Company Commercial Paper	40.99%
Repurchase Agreements	38.49%
Asset-Backed Commercial Paper	9.05%
Certificates of Deposit	6.04%
Investment Companies	5.42%
Other Assets, Net of Liabilities	0.01%

American Beacon U.S. Government Money Market Select FundSM

Performance Overview

December 31, 2011 (Unaudited)

While the world focus remained on the European sovereign debt crisis through much of 2011, the U.S. had its fair share of headlines with the deficit and debt ceiling debates and the downgrade of U.S. Government debt ratings from AAA to AA+ by S&P.

As we approached the end of the year, U.S. labor market conditions appeared to be improving, and the housing market showed signs of stabilizing. As a result, consumers became more optimistic and spending picked up. The Fed maintained its 0% to 0.25% fed funds target throughout 2011 and pledged to keep the federal funds rate exceptionally low at least through mid-2013. In addition, the Fed announced a change to its communication policy. Beginning at the January 2012 Federal Open Market Committee meeting, Fed officials will add a year-end projection for the fed funds target rate to their forecast table.

During the year, the American Beacon U.S. Government Money Market Select Fund’s primary strategy was to buy short-dated agencies, both fixed and variable rate, and overnight investments. The strategies implemented during the year enabled the Fund to outperform its Lipper peer group.

For the twelve months ended December 31, 2011, the total return of the American Beacon U.S. Government Money Market Select Fund was 0.04%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 0.01% by 3 basis points (0.03%). Based on annualized total returns, Lipper Analytical Services ranked the Fund 8th among 174, 8th among 131 and 1st among 85 Institutional U.S. Government Money Market Funds for the one-year, five-year, and ten-year periods ended December 31, 2011, respectively.

	Annualized Total Returns
	As of 12/31/2011
	1 Year	5 Years	10 Years
U.S. Government Money Market Select Fund (1,2,4)	0.04%	1.56%	2.01%
Lipper Institutional U.S. Government Money Market Average (3)	0.01%	1.50%	1.81%

1.	Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in these Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Funds. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	A portion of the fees charged to the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.
3.	The Lipper Institutional U.S. Government Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional U.S. Government Money Market Funds category. Lipper is an independent mutual fund research and ranking service.
4.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus was 0.17%. The expense ratio above may vary from the expense ratio presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon U.S. Government Money Market Select FundSM

Performance Overview

December 31, 2011 (Unaudited)

Statistics as of December 31, 2011

7-day Current Yield*	0.01%
7-day Effective Yield*	0.01%
30-day Yield*	0.02%
Weighted Avg. Maturity	14 Days
Standard & Poor’s Rating	AAAm

*	Annualized. You may call 1-800-231-4252 to obtain the Fund’s current seven-day yields. Yield is a more accurate reflection of the Fund’s current earnings than total returns.

Asset Allocation as of December 31, 2011

% of
Net Assets
Government Agency Repurchase Agreements	50.41%
U.S. Government and Government Agency Obligations	26.55%
Other Repurchase Agreements	18.91%
Investment Companies	4.14%
Liabilities, Net of Other Assets	-0.01%

American Beacon Select Funds

Fund Expenses

December 31, 2011 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 through December 31, 2011.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not a Fund’s actual return).

You may compare the ongoing costs of investing in a Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses paid During Period* 7/1/11- 12/31/11
Money Market Select Fund
Actual	$1,000.00	$1,000.61	$0.71
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71
U.S. Government Money Market Select Fund
Actual	$1,000.00	$1,000.15	$0.71
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.14% and 0.14% for the Money Market Select and the U.S. Government Money Market Select Funds respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

10

American Beacon Select Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of

American Beacon Select Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the American Beacon Select Funds (comprising, respectively, the American Beacon U.S. Government Money Market Select Fund and the American Beacon Money Market Select Fund) (the “Funds”) as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the respective portfolios constituting the American Beacon Select Funds at December 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Dallas, Texas

February 28, 2012

American Beacon Money Market Select Fund

Schedule of Investments

December 31, 2011

	Principal Amount	Fair Value
	(000’s)	(000’s)
ASSET-BACKED COMMERCIAL PAPER - 9.05%
Kells Funding LLC, 0.50%, Due 2/2/2012 A,B	$30,000	$29,987
Old Line Funding LLC, 0.22%, Due 3/1/2012 A,B	30,000	29,989

Total Asset-Backed Commercial Paper (Cost $59,976)		59,976

CERTIFICATES OF DEPOSIT- 6.04%
Bank of Nova Scotia, 0.28%, Due 3/7/2012	30,000	30,000
Canadian Imperial Bank of Commerce, 0.60%, Due 1/13/2012	10,000	10,001

Total Certificates of Deposit (Cost $40,001)		40,001

FINANCIAL COMPANY COMMERCIAL PAPER - 40.99%
Australia and New Zealand Banking Group, 0.28%, Due 2/10/2012 A	30,000	29,991
Commonwealth Bank of Australia,
0.29%, Due 2/23/2012 A	16,665	16,658
0.25%, Due 3/15/2012 A	15,000	14,992
National Australia Funding Delaware, Inc., 0.27%, Due 1/23/2012 A	30,000	29,995
Nordea North America, Inc., 0.37%, Due 2/7/2012	30,000	29,989
Rabobank USA Financial Corp., 0.45%, Due 3/21/2012	30,000	29,970
Sumitomo Mitsui Banking Corp., 0.34%, Due 2/14/2012 A	30,000	29,988
Toronto-Dominion Holdings USA, Inc., 0.21%, Due 2/13/2012 A	30,000	29,992
US Bank, NA, 0.23%, Due 2/23/2012	30,000	29,990
Westpac Banking Corp., 0.26%, Due 3/5/2012 A	30,000	29,986

Total Financial Company Commercial Paper (Cost $271,551)		271,551

	Shares
INVESTMENT COMPANIES - 5.42%
Fidelity Prime Money Market Fund	27,692,493	27,692
State Street Institutional Liquid Reserves Fund	8,190,538	8,191

Total Investment Companies (Cost $35,883)		35,883

	Principal Amount
REPURCHASE AGREEMENTS - 38.49%
Barclays Capital, Inc., 0.32%, dated 12/30/2011, due 1/3/2012, repurchase amount $33,001, (Held at Bank of New York Mellon, Collateralized by a U.S. Treasury Obligation valued at $33,660, 4.38%, 8/15/12)	$33,000	33,000
BNP Paribas Securities Corp., 0.32%, dated 12/30/2011, due 1/3/2012, repurchase amount $33,001, (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $33,300, 5.50%-12.25%, 4/1/13 - 6/1/17)	33,000	33,000
Credit Suisse Securities (USA) LLC, 0.19%, dated 12/30/2011, due 1/3/2012, repurchase amount $32,001, (Held at JPMorgan Chase, Collateralized by Equity Securities and Corporate Obligations valued at $33,603, 0%-8%, 11/15/14 - 9/01/66)B	32,000	32,000
Deutsche Bank Securities, Inc., 0.22%, dated 12/30/2011, due 1/3/2012, repurchase amount $33,001, (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $36,300)	33,000	33,000
JPMorgan Securities, LLC., 0.29%, dated 12/30/2011, due 1/3/2012, repurchase amount $33,001, (Held at JPMorgan Chase, Collateralized by Mortgage Loan Obligations valued at $34,650, 0.44%-1.09%, 8/25/36 - 8/25/47)B	33,000	33,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.19%, dated, 12/30/2011, due 1/3/2012, repurchase amount $30,001, (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $33,000)	30,000	30,000
RBC Capital Markets Corp., 0.14%, dated 12/30/2011, due 1/3/2012, repurchase amount $31,000, (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency and Municipal Obligations valued at $32,551, 0%-10.25%, 1/15/12 - 6/1/47)	31,000	31,000
Wells Fargo Securities LLC, 0.24%, dated 12/30/2011, due 1/3/2012, repurchase amount $30,001, (Held at Bank of New York Mellon, Collateralized by Municipal and Corporate Obligations valued at $31,500, 0%-13.25%, 3/5/12 - 11/15/66)B	30,000	30,000

Total Repurchase Agreements (Cost $255,000)		255,000

See accompanying notes

American Beacon Money Market Select Fund

Schedule of Investments

December 31, 2011

Fair Value
(000’s)
TOTAL INVESTMENTS - 99.99% (Cost $662,411)	$662,411
OTHER ASSETS, NET OF LIABILITIES - 0.01%	98

TOTAL NET ASSETS - 100.00%	$662,509

Percentages are stated as a percent of net assets.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $241,578 or 36.47% of net assets. The Fund has no right to demand registration of these securities.

B	Limited Liability Company.

See accompanying notes

American Beacon U.S. Government Money Market Select Fund

Schedule of Investments

December 31, 2011

	Principal Amount	Fair Value
	(000’s)	(000’s)
U.S. GOVERNMENT and GOVERNMENT AGENCY OBLIGATIONS - 26.55%
Federal Home Loan Banks, 0.18%, Due 11/23/2012	$5,000	$4,999
Federal Home Loan Mortgage Corp., 0.243%, Due 2/16/2012 A	7,825	7,825
Federal National Mortgage Association,
0.31%, Due 11/23/2012 A	8,922	8,930
0.32%, Due 12/28/2012 A	7,700	7,709
General Electric Capital Corp. (FDIC Guaranteed), 0.486%, Due 4/24/2012 A	16,000	16,009
PNC Funding Corp. (FDIC Guaranteed), 0.572%, Due 4/1/2012 A	8,900	8,907
Straight-A Funding LLC,
0.19%, Due 1/30/2012 B,C	5,000	4,999
0.19%, Due 2/8/2012 B,C	8,000	7,998

Total U.S. Government and Government Agency Obligations (Cost $67,376)		67,376

	Shares
INVESTMENT COMPANY - 4.14% (Cost $10,500)
DWS Government Cash Fund	10,500,000	10,500

	Principal Amount
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - 50.41%
Barclays Capital, Inc., 0.10%, dated 12/30/2011, due 1/3/2012, repurchase amount $20,000, (Held at Bank of New York Mellon, Collateralized by a U.S. Government Agency Obligation valued at $20,400, 1.875%, 10/22/12)	$20,000	20,000
BNP Paribas Securities Corp., 0.09%, dated 12/30/2011, due 1/3/2012, repurchase amount $75,001, (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $76,000, 0.457%-3.25%, 3/27/12 - 12/28/12)	75,000	75,000
Deutsche Bank Securities, Inc., 0.05%, dated 12/28/2011, due 1/4/2012, repurchase amount $10,000, (Held at Bank of New York Mellon, Collateralized by a U.S. Government Agency Obligation valued at $10,230, 5%, 6/1/41)	10,000	10,000
Goldman Sachs & Co., 0.10%, dated 12/28/2011, due 1/3/2012, repurchase amount $12,936, (Held at Bank of New York Mellon, Collateralized by a U.S. Government Agency Obligation valued at $13,195, 4%, 11/1/31)	12,936	12,936
Goldman Sachs & Co., 0.08%, dated 12/30/2011, due 1/4/2012, repurchase amount $10,000, (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $10,200, 2.25%-12.50%, 2/1/12 - 11/1/48)	10,000	10,000

Total Government Agency Repurchase Agreements (Cost $127,936)		127,936

OTHER REPURCHASE AGREEMENTS - 18.91%
Barclays Capital, Inc., 0.32%, dated 12/30/2011, due 1/3/2012, repurchase amount $12,000, (Held at Bank of New York Mellon, Collateralized by a U.S. Treasury Obligation valued at $12,240, 4.375%, 8/15/12)	12,000	12,000
BNP Paribas Securities Corp., 0.32%, dated 12/30/2011, due 1/3/2012, repurchase amount $12,000, (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $13,132, 7.125%-12.25%, 6/01/17-1/20/37)	12,000	12,000
Deutsche Bank Securities, Inc., 0.22%, dated 12/30/2011, due 1/3/2012, repurchase amount $12,000, (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $13,200)	12,000	12,000
JPMorgan Securities, LLC., 0.29%, dated 12/30/2011, due 1/3/2012, repurchase amount $12,000, (Held at JPMorgan Chase, Collateralized by a Corporate Obligation valued at $12,601, 0.454%, 9/25/36)C	12,000	12,000

Total Other Repurchase Agreements (Cost $48,000)		48,000

TOTAL INVESTMENTS - 100.01% (Cost $253,812)		$253,812
LIABILITIES, NET OF OTHER ASSETS - (0.01%)		(36)

TOTAL NET ASSETS - 100.00%		$253,776

Percentages are stated as a percent of net assets.

See accompanying notes

American Beacon U.S. Government Money Market Select Fund

Schedule of Investments

December 31, 2011

A	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $12,997 or 5.12% of net assets. The Fund has no right to demand registration of these securities.

C	Limited Liability Company.

See accompanying notes

American Beacon Select Funds

Statements of Assets and Liabilities

December 31, 2011 (in thousands, except share and per share amounts)

	Money Market	U.S. Government Money Market
Assets:
Investments in securities, at fair value A	$407,411	$77,876
Repurchase agreements, at fair value B	255,000	175,936
Receivable for fund shares sold	206	21
Dividends and interest receivable	28	32
Prepaid expenses	8	4

Total assets	662,653	253,869

Liabilities:
Payable for fund shares redeemed	1	—
Management and investment advisory fees payable (Note 2)	52	22
Dividends payable	9	4
Administrative service and service fees payable (Note 2)	6	3
Professional fees payable	23	18
Custody and fund accounting fees payable	8	4
Transfer agent fees payable	2	2
Trustee fees payable	8	5
Prospectus and shareholder reports payable	6	5
Payable to Manager for expense recoupment (Note 2)	—	18
Dues and subscriptions payable	29	12

Total liabilities	144	93

Net Assets	$662,509	$253,776

Analysis of Net Assets:
Paid-in-capital	662,456	253,776
Undistributed net investment income	53	—

Net assets	$662,509	$253,776

Shares outstanding (no par value)	662,456,346	253,776,446
Net asset value, offering and redemption price per share	$1.00	$1.00
A Cost of investments in securities	$407,411	$77,876
B Cost of repurchase agreements	255,000	175,936

See accompanying notes

American Beacon Select Funds

Statements of Operations

For the Year ended December 31, 2011 (in thousands)

	Money Market	U.S. Government Money Market
Investment Income:
Dividend income	$11	$2
Interest income	1,039	625
Investment Income (Expense) Allocated From Portfolio:
Dividend income	32	—
Interest income	652	—
Portfolio expenses	(572)	—

Net investment income	1,162	627

Fund Expenses:
Management and investment advisory fees (Note 2)	148	313
Custodian fees	21	39
Administrative service fees (Note 2)	16	35
Transfer agent fees	21	15
Professional fees	19	36
Printing expense	10	8
Trustee expense	22	24
Insurance expense	4	15
Other expenses	6	2

Total fund expenses	267	487

Net investment income	895	140

Realized Gains:
Net realized gain on investments	6	1
Realized Gain Allocated From Portfolio:
Net realized gain on investments	18	—

Net gain on investments	24	1

Net increase in net assets resulting from operations	$919	$141

See accompanying notes

American Beacon Select Funds

Statements of Changes in Net Assets (in thousands)

	Money Market		U.S. Government Money Market
	Year Ended December 31,		Year Ended December 31,
	2011	2010	2011	2010
Increase in Net Assets:
Operations:
Net investment income	$895	$1,433	$140	$429
Net realized gain on investments	24	2	1	9

Net increase in net assets resulting from operations	919	1,435	141	438

Distributions to Shareholders:
Net investment income	(842)	(1,433)	(140)	(429)
Net realized gain on investments	(24)	(2)	(1)	(9)

Net distributions to shareholders	(866)	(1,435)	(141)	(438)

Capital Share Transactions (at $1.00 per share):
Proceeds from sales of shares	329,726	423,277	2,059,170	1,717,724
Reinvestment of dividends and distributions	780	1,276	19	65
Cost of shares redeemed	(313,607)	(422,161)	(2,130,108)	(1,746,538)

Net increase (decrease) in net assets	16,899	2,392	(70,919)	(28,749)

Net increase (decrease) in net assets	16,952	2,392	(70,919)	(28,749)

Net Assets:
Beginning of period	645,557	643,165	324,695	353,444

End of Period*	$662,509	$645,557	$253,776	$324,695

* Includes undistributed net investment income of	$53	$—	$—	$—

See accompanying notes

American Beacon Select Funds

Notes to Financial Statements

December 31, 2011

1. Organization and Significant Accounting Policies

American Beacon Select Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Money Market Select Fund (the “Money Market Fund”) and American Beacon U.S. Government Money Market Select Fund (the “Government Fund”)(each a “Fund” and collectively, the “Funds”), each a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc., and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Reorganization

Prior to September 30, 2011, the Money Market Fund operated under a master-feeder structure and invested all of its investable assets in the Money Market Portfolio (the “Money Market Portfolio”) of the American Beacon Master Trust. At the beginning of business on September 30, 2011, the Money Market Fund withdrew its interest in the Money Market Portfolio. The Money Market Fund received a distribution of cash and securities from the Money Market Portfolio with a fair value equal to the Money Market Fund’s investment in the Money Market Portfolio in the amount of $626,449,033. The Money Market Portfolio then ceased operations. The Statement of Operations, herein, includes allocated income from the Money Market Portfolio for the nine months prior to the reorganization, and three months of income from the reorganization until the year end.

New Accounting Pronouncements

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. generally accepted accounting principles, (“U.S. GAAP”) and International Financial Reporting Standards (IFRSs). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

Management has evaluated the implications of these changes and determined that the impact will only affect the disclosure requirements related to the financial statements.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provisions of all investment advisory and portfolio management services. The Manager serves as the sole investment advisor to the Funds. As compensation for performing the duties required under the Management Agreement, the Manager receives 0.09% of the average daily net assets of the Funds. To the extent and for such periods of time that a Fund invests all of its investable assets in another registered investment company pursuant to a master-feeder arrangement, then the Fund will not pay a management fee.

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.01% of the

American Beacon Select Funds

Notes to Financial Statements

December 31, 2011

average daily net assets of the Funds. To the extent and for such period of time that a Fund invests all of its investable assets in another registered investment company pursuant to a master-feeder arrangement, then the Fund will not pay administrative services fees.

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission, the Funds, along with other registered investment companies having management contracts with the Manager, were able to participate in an interfund lending program during the period. This program provided an alternative credit facility allowing the Funds to lend money to other participating series managed by the Manager. Effective November 8, 2011, the Funds ceased participation in the interfund lending program. For the year ended December 31, 2011, the Money Market Fund earned $919 under the credit facility. This amount is included in interest income on the Statements of Operations. The Government Fund did not participate in the program during the period.

Reimbursement of Expenses

The Manager voluntarily agreed to reimburse the Government Fund for certain expenses. During the year ended December 31, 2011, the Manager reimbursed expenses totaling $18,452 and was then able to seek repayment of those expenses. A liability of $18,452 was payable to the Manager at December 31, 2011.

Expense Reimbursement Plan

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of expenses reimbursed for a period of up to three years. However, reimbursement will occur only if a Fund’s average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit.

Reimbursed expenses subject to potential recovery for the Money Market Fund totaling $8,901 will expire in 2012. Reimbursed expenses subject to potential recovery for the Government Fund totaling $109,635, and $13,786 will expire in 2012 and 2013, respectively. The Money Market Fund has not recorded a liability for these potential reimbursements due to the current assessment that reimbursements are unlikely.

3. Security Valuation and Fair Value Measurements

Each Fund values its investments and computes the net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the Act, money market securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Trust’s Board of Trustees (the “Board”). In the event that a deviation of  1/2 of 1% or more exists between the $1.00 per share price of a Fund, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes.

Level 1 -	Quoted prices in active markets for identical securities.

American Beacon Select Funds

Notes to Financial Statements

December 31, 2011

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed income securities that are valued using observable inputs as stated above.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The Funds’ investments are summarized by level based on the inputs used to determine their values. During the year ended December 31, 2011, there were no significant transfers between levels. At December 31, 2011, the investments were classified as described below: (in thousands)

Money Market Fund	Level 1	Level 2	Level 3	Total
Asset-Backed Commercial Paper	$—	$59,976	$—	$59,976
Certificates of Deposit	—	40,001	—	40,001
Financial Company Commercial Paper	—	271,551	—	271,551
Investment Companies	35,883	—	—	35,883
Repurchase Agreements	—	255,000	—	255,000

Total Investments in Securities	$35,883	$626,528	$—	$662,411

Government Fund	Level 1	Level 2	Level 3	Total
U.S. Government and U.S. Agency Obligations	$—	$67,376	$—	$67,376
Investment Company	10,500	—	—	10,500
Government Agency Repurchase Agreements	—	127,936	—	127,936
Other Repurchase Agreements	—	48,000	—	48,000

Total Investments in Securities	$10,500	$243,312	$—	$253,812

Security Transactions and Investment Income

Security transactions for the Funds are recorded on the trade date of the security purchase or sale.

Interest income for the Funds is earned from settlement date, recorded on an accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Prior to September 30, 2011, the Money Market Fund recorded its share of net investment income (loss) and realized gain (loss) in the Money Market Portfolio. All net investment income (loss) and realized gain (loss) of the Money Market Portfolio was allocated pro rata to the Money Market Fund and other investors in the Money Market Portfolio at the time of such determination.

Dividends to Shareholders

Dividends from net investment income and net short-term capital gain, if any, will be declared and paid monthly. Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles (“U.S. GAAP”).

American Beacon Select Funds

Notes to Financial Statements

December 31, 2011

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

Repurchase Agreements

Under the terms of a repurchase agreement, securities are acquired by the Funds from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by government or non-government securities. All collateral is valued at cost, which approximates fair value and is held at the custodian bank. The collateral is monitored daily by the Manager from reports provided by the custody bank to make the determination that the collateral’s fair value exceeds the carrying value of the repurchase agreement plus accrued interest.

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended December 31, 2011 are disclosed in the Notes to the Schedules of Investments.

5. Federal Income Taxes

It is the policy of each Fund to qualify as a regulated investment company, by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expense” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

American Beacon Select Funds

Notes to Financial Statements

December 31, 2011

The tax character of distributions paid for the years ended December 31, 2011 and December 31, 2010 were as follows (in thousands):

	Money Market Fund		Government Fund
	Year Ended December 31,2011	Year Ended December 31,2010	Year Ended December 31,2011	Year Ended December 31,2010
Distributions paid from:
Ordinary income*	$866	$1,435	$141	$438

Total distributions paid	$866	$1,435	$141	$438

*	For tax purposes short-term capital gains distributions are considered ordinary income distributions.

As of December 31, 2011, the components of distributable earnings on a tax basis were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year registered investment company (“RIC”) during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

The Funds do not have capital loss carryforwards as of December 31, 2011.

American Beacon Money Market Select Fund

Financial Highlights

(For a share outstanding throughout the period)

			Year Ended December 31,
	2011		2010		2009		2008		2007
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment incomeA	0.00	B	0.00	B	0.00	B	0.03		0.05
Net realized gain on investments	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Total income from investment operations	0.00		0.00		0.00		0.03		0.05

Less distributions:
Dividends from net investment income	0.00	B	0.00	B	0.00	B	(0.03)		(0.05)
Distributions from net realized gains on investments	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Total distributions	0.00		0.00		0.00		(0.03)		(0.05)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.14%		0.21%		0.39%		2.73%		5.32%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$662,509		$645,557		$643,165		$708,366		$8,579,288
Ratios to average net assets (annualized):A
Expenses, before reimbursements	0.13%		0.13%		0.16%		0.12%		0.11%
Expenses, after reimbursements	0.13%		0.13%		0.16%		0.12%		0.11%
Net investment income, beforereimbursements	0.14%		0.21%		0.38%		2.95%		5.20%
Net investment income, afterreimbursements	0.14%		0.21%		0.38%		2.95%		5.20%

A

The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio which terminated on September 30, 2011.

B	Amount is less than $0.01 per share.

American Beacon U.S. Government Money Market Select Fund

Financial Highlights

(For a share outstanding throughout the period)

	Year Ended December 31,
	2011		2010		2009		2008		2007
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment incomeA	0.00	B	0.00	B	0.00	B	0.02		0.05
Net realized gain on investments	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Total income from investment operations	0.00		0.00		0.00		0.02		0.05

Less distributions:
Dividends from net investment income	0.00	B	0.00	B	0.00	B	(0.02)		(0.05)
Distributions from net realized gains on investments	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Total distributions	0.00		0.00		0.00		(0.02)		(0.05)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.04%		0.13%		0.25%		2.32%		5.17%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$253,776		$324,695		$353,444		$374,550		$1,361,459
Ratios to average net assets (annualized):A
Expenses, before reimbursements (recoupments)	0.14%		0.14%		0.15%		0.13%		0.12%
Expenses, after reimbursements (recoupments)	0.14%		0.13%		0.12%		0.12%		0.12%
Net investment income, before reimbursements (recoupments)	0.04%		0.12%		0.23%		2.69%		4.98%
Net investment income, after reimbursements (recoupments)	0.04%		0.12%		0.26%		2.70%		4.99%

A

The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon U.S. Government Money Market Portfolio which terminated on May 18, 2009.

B	Amount is less than $0.01 per share.

American Beacon Select Funds

Privacy Policy and Federal Tax Information

December 31, 2011 (Unaudited)

Privacy Policy

The American Beacon Select Funds recognize and respect the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

Federal Tax Information

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those in other areas of this report because of differences between tax and financial reporting requirements.

The distributions to shareholders during the tax year ended December 31, 2011 include short-term capital gains of $24,681 and $816 for the Money Market Fund and Government Fund, respectively.

We are required by Internal Revenue Code to advise you within 60 days of the Funds’ fiscal year end as to the federal tax status of dividends paid by the Funds during its fiscal year ended December 31, 2011. For purposes of preparing your annual federal income tax returns, you should report the amounts reflected on your Form 1099-DIV, Box 1a.

Of the ordinary dividends paid to shareholders of the Government Fund during the tax year ended December 31, 2011, 0% were derived from U.S. Treasury Obligations.

Trustees and Officers of the American Beacon Select Funds

(Unaudited)

The Trustees and officers of the American Beacon Select Funds (the “Trust”) are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-two funds in the fund complex that includes the Trust and the American Beacon Funds. The Trust’s Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEES
Term
Lifetime of Trust until removal, resignation or retirement*
Alan D. Feld** (75)	Trustee since 1999	Sole Shareholder of a professional corporation which is a Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Director, Clear Channel Communications (1984-2008); Trustee, American Beacon Mileage Funds (1996-Present); Trustee, American Beacon Funds (1996-Present).
NON-INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*
W. Humphrey Bogart (67)	Trustee since 2004	Trustee, American Beacon Mileage Funds (2004-Present); Trustee, American Beacon Funds (2004-Present).

Brenda A. Cline (51)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Trustee, American Beacon Mileage Funds (2004-Present); Trustee, American Beacon Funds (2004-Present).

Eugene J. Duffy (57)	Trustee since 2008	Principal and Executive Vice President, Paradigm Asset Management (1994-Present); Director, Sunrise Bank of Atlanta (2008-Present); Trustee, American Beacon Mileage Funds (2008-Present); Trustee, American Beacon Funds (2008-Present).

Thomas M. Dunning (69)	Trustee since 2008	Non-Executive Chairman (2008-Present); Chairman (1998-2008) and Chief Executive Officer (1998-2007), Lockton Dunning Benefits (consulting firm in employee benefits); Director, Oncor Electric Delivery Company LLC (2007-Present); Board Member, BancTec (2010-Present);Trustee, American Beacon Mileage Funds (2008-Present); Trustee, American Beacon Funds (2008-Present).

Richard A. Massman (68)	Trustee since 2004 Chairman since 2008	Consultant and General Counsel Emeritus (2009-Present) and Senior Vice President and General Counsel (1994-2009), Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities); Trustee, American Beacon Mileage Funds (2004-Present); Trustee, American Beacon Funds (2004-Present).

R. Gerald Turner (66) 225 Perkins Admin. Bldg. Southern Methodist Univ. Dallas, TX 75075	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, ChemFirst (1986-2002); Director, J.C. Penney Company, Inc. (1996-Present); Director, California Federal Preferred Capital Corp. (2001-2003); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Director, First Broadcasting Investment Partners, LLC (2003-2007); Member, Salvation Army of Dallas Board of Directors; Member, Methodist Hospital Advisory Board; Co-Chair, Knight Commission on Intercollegiate Athletics; Trustee, American Beacon Mileage Funds (2001-Present); Trustee, American Beacon Funds (2001-Present).

Trustees and Officers of the American Beacon Select Funds

(Unaudited)

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
Paul J. Zucconi, CPA (71)	Trustee since 2008	Director, Affirmative Insurance Holdings, Inc. (producer of nonstandard automobile insurance) (2004-Present); Director, Titanium Metals Corporation (producer of titanium melted and mill products) (2002-Present); Director, Torchmark Corporation (life and health insurance products) (2002-Present); Director, Charter Bank (community bank services and products) (2010-Present); Trustee, American Beacon Mileage Funds (2008-Present); Trustee, American Beacon Funds (2008-Present).

OFFICERS	Term
One Year

Gene L. Needles, Jr. (57)	President since 2009 Executive Vice President 2009	President, CEO and Director (2009-Present), American Beacon Advisors, Inc.; President (2009-Present), President, CEO and Director (2009-Present), Lighthouse Holdings, Inc.; President and CEO (2009-Present), Lighthouse Holdings Parent, Inc.; President (2009-Present), American Beacon Select Funds; President (2009-Present), American Beacon Mileage Funds; President (2008-2009), Touchstone Investments; President (2003-2007), CEO (2004-2007), AIM Distributors.

William F. Quinn (63)	Executive Vice President from 2007 to 2008 and 2009 to Present President from 1987 to 2007 and 2008 to 2009 Trustee from 1987 to 2008	Executive Chairman (2009-Present), Chairman (2006-2009), CEO (2006-2007), and Director (2003-Present), American Beacon Advisors, Inc.; Chairman and Director (2008-Present), Lighthouse Holdings, Inc.; Chairman and Director (2008-Present), Lighthouse Holdings Parent, Inc.; Director (2003-Present), American Airlines Federal Credit Union; Director, Hicks Acquisition I, Inc. (2007-2009);Director, Hicks Acquisition II, Inc. (2010-Present) (special purpose acquisition company); Director, Crescent Real Estate Equities, Inc. (1994-2007); Trustee (1995-2008) and President (1995-2007, 2008-2009), American Beacon Mileage Funds; Trustee (1999-2008) and President (1999-2007, 2008-2009), American Beacon Funds; Director, American Beacon Global Funds SPC (2002-2011); Director, American Beacon Global Funds, plc (2007-2009).

Rosemary K. Behan (52)	VP, Secretary and Chief Legal Officer since 2006	Vice President, Legal and Compliance, American Beacon Advisors, Inc. (2006-Present); Secretary (2008-Present), Lighthouse Holdings, Inc.; Secretary (2008-Present), Lighthouse Holdings Parent, Inc.

Brian E. Brett (51)	VP since 2004	Vice President, Director of Sales, American Beacon Advisors, Inc. (2004-Present).

Wyatt L. Crumpler (45)	VP since 2007	Vice President, Asset Management (2009-Present) and Vice President, Trust Investments (2007-2009), American Beacon Advisors, Inc.

Erica Duncan (41)	VP since 2011	Vice President, Marketing & Client Services (2011-Present), American Beacon Advisors, Inc.; Supervisor, Brand Marketing (2010-2011), Invesco; Supervisor, Marketing Communications (2009-2010) and Senior Financial Writer (2004-2009), Invesco AIM.

Michael W. Fields (57)	VP since 1999	Vice President, Fixed Income Investments, American Beacon Advisors, Inc. (1988-Present); Director, American Beacon Global Funds SPC (2002-2011); Director, American Beacon Global Funds plc (2007-2009).

Melinda G. Heika (50)	Treasurer since 2010	Vice President, Finance & Accounting (2010-Present), Treasurer (2010-Present), and Controller (2005-2009), American Beacon Advisors, Inc.; Treasurer (2010-Present), Lighthouse Holdings, Inc.; Treasurer (2010-Present), Lighthouse Holdings Parent, Inc.

Terri L. McKinney (48)	VP since 2010	Vice President, Enterprise Services (2009-Present) and Managing Director (2003-2009), American Beacon Advisors, Inc.

Jeffrey K. Ringdahl (36)	VP since 2010	Chief Operating Officer, American Beacon Advisors, Inc. (2010-Present); Vice President, Product Management, Touchstone Advisors, Inc. (2007-2010); Senior Director, Business Integration, Fidelity Investments (2005-2007).

Trustees and Officers of the American Beacon Select Funds

(Unaudited)

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
Samuel J. Silver (48)	VP since 2011	Vice President, Fixed Income Investments (2011-Present) and Senior Portfolio Manager, Fixed Income Investments (1999-2011), American Beacon Advisors, Inc.

Christina E. Sears (40)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer, (2004-Present), American Beacon Advisors, Inc.

John J. Okray (37)	Asst. Secretary since 2010	Assistant General Counsel, American Beacon Advisors, Inc. (2010-Present); Asst. Secretary (2010-Present), Lighthouse Holdings, Inc.; Asst. Secretary (2010-Present), Lighthouse Holdings Parent, Inc.; Vice President, OppenheimerFunds, Inc. (2004-2010).

Sonia L. Bates (55)	Asst. Treasurer since 2011	Director, Tax and Financial Reporting (2011 - Present) and Manager, Tax and Financial Reporting (2005 - 2010), American Beacon Advisors, Inc.; Asst. Treasurer (2011-Present), Lighthouse Holdings, Inc.; Asst. Treasurer (2011-Present), Lighthouse Holdings Parent, Inc.

*	The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, provided, however, that the Board may determine to grant one or more annual exemptions to this requirement.
**	Mr. Feld is deemed to be an “interested person” of the Trusts and Master Trust, as defined by the 1940 Act. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two fiscal years to the Manager and one or more other Trust’s and Master Trust’s sub-advisors.

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Delivery of Documents

eDelivery is NOW AVAILABLE – Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Funds through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone:	By Mail:
Call (800) 658-5811	American Beacon Funds
P.O. Box 219643
Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com)approximately five days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967- 9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ERNST & YOUNG LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Select Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Select Funds, American Beacon Money Market Select Fund, and American Beacon U.S. Government Money Market Select Fund are service marks of American Beacon Advisors, Inc.

ITEM 2. CODE OF ETHICS.

The Trust has adopted a code of ethics that applies to its principal executive and financial officers (the “Code”). The Trust amended its code February 16, 2010 to disclose a change in the Principal Financial Office. The Trust did not grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust’s Board of Trustees has determined that Mr. Paul Zucconi, a member of the Trust’s Audit and Compliance Committee, is an “audit committee financial expert” as defined in Form N-CSR. Mr. Paul Zucconi is “independent” as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees	Fiscal Year Ended
$ 34,508	12/31/2010
$ 35,629	12/31/2011

(b)
Audit-Related Fees	Fiscal Year Ended
$ 1,833	12/31/2010
$ 0	12/31/2011

(c)
Tax Fees	Fiscal Year Ended
$ 2,564	12/31/2010
$ 1,713	12/31/2011

(d)
All Other Fees	Fiscal Year Ended
$ 0	12/31/2010
$ 0	12/31/2011

(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust’s principal accountant:

— to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

— to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

— to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

— to review the arrangements for and scope of the annual audit and any special audits; and

— to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate Non-Audit Fees for Services Rendered to the:

Registrant	Adviser	Adviser’s Affiliates Providing Ongoing Services to Registrant	Fiscal Year Ended
$ 4,397	$ 0	N/A	12/31/2010
$ 1,713	$ 0	N/A	12/31/2011

(h)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder report presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT

COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Select Funds

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date:	March 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date:	March 8, 2012

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date:	March 8, 2012